Share-based compensation (Details 5 - Textuals 2) R$ / shares in Units, R$ in Thousands			1 Months Ended	12 Months Ended
	May 31, 2023 BRL (R$) shares	Oct. 08, 2021 BRL (R$) shares R$ / shares	Aug. 31, 2017 BRL (R$) shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$)
Share-based compensation
Shares granted to executives’ officers				R$ 448	R$ 246	R$ 751
Par value per share | R$ / shares				R$ 0.00027	R$ 0.00027
Number of shares issued by the subsidiary | shares				133,814,311	132,197,896
Executive key management | Box 1824
Share-based compensation
Number of share options granted during the period | shares	45,255
Fair value of the shares was estimated on the acquisition date of the subsidiary	R$ 3,521
Shares granted to executives’ officers				R$ 448
Executive key management | Comrade Inc.
Share-based compensation
Number of share options granted during the period | shares			16,530
Fair value of the shares was estimated on the acquisition date of the subsidiary			R$ 5,120
Period of continued employment under service conditions			4 years
Executive key management | CI&T Inc.
Share-based compensation
Shares granted to executives’ officers					R$ 246	R$ 751
Number of share options exercised during the period | shares		16,530
Par value per share | R$ / shares		R$ 0
Subscription amount through exercise of options		R$ 28,697
Number of shares issued by the subsidiary | shares		15,896